INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 7,865,191	$ 10,967,758
Work in process	3,491,181	3,007,200
Finished goods	11,406,173	10,488,184
Inventory, Net, Total	22,762,545	24,463,142
Inventory impairment provision	$ 480,000